Earnings (Loss) Per Share - Additional Information (Details)		6 Months Ended		12 Months Ended
	Nov. 22, 2022 shares	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Jan. 01, 2022 shares
Earnings per share [line items]
Exchange ratio			2.13		2.13	2.13
Number of potential ordinary shares excluded from calculation of anti-dilutive		17,983,485		11,146,861	4,185,360	1,111,115
Business Combination Agreement
Earnings per share [line items]
Number of shares exchanged			1,964,286				1,964,286
Number of shares issued upon exchange			4,185,360
Ordinary Shares | Business Combination Agreement
Earnings per share [line items]
Number of shares exchanged	17,016,872
Number of shares issued upon exchange	36,258,312
Exchange ratio	2.13		2.13	2.13